Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investments in associates	¥ 1,572	¥ 4,590
Investments in joint ventures	87	79
Investments accounted for using equity method	¥ 1,659	¥ 4,669	¥ 4,274